UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Family Capital Trust Company
           -----------------------------------------------------
Address:   33 Broad St.
           Boston, MA 02109
           -----------------------------------------------------

Form 13F File Number: 028-06719
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carolyn B. Bergen
        -------------------------
Title:  CCO
        -------------------------
Phone:  617-896-3638
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carolyn B. Bergen                   Boston, MA                    5/04/2006
---------------------                   ----------                    ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          143
                                         -----------
Form 13F Information Table Value Total:     $175,085
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -----
ACCENTURE LTD CLASS A          COM              G1150G111       41    1390 SH       SOLE                1390      0     0
INGERSOLL RAND CL A BERMUDA    COM              G4776G101     2539   60760 SH       SOLE               60760      0     0
ACCO BRANDS CORPORATION        COM              00081T108        2      97 SH       SOLE                  97      0     0
AFLAC INCORPORATED             COM              001055102       46    1025 SH       SOLE                1025      0     0
A T & T INC                    COM              00206R102       61    2260 SH       SOLE                2260      0     0
ABBOTT LABS                    COM              002824100      443   10450 SH       SOLE               10450      0     0
ADOBE SYS INC                  COM              00724F101    71392 2042695 SH       SOLE             2042695      0     0
ALBERTO CULVER CLASS B         COM              013068101       29     675 SH       SOLE                 675      0     0
ALLSTATE CORP                  COM              020002101       32     620 SH       SOLE                 620      0     0
ALLTEL CORP                    COM              020039103     2376   36700 SH       SOLE               36700      0     0
AMERICAN CAPITAL STRATEGIES    COM              024937104        2      60 SH       SOLE                  60      0     0
AMERICAN EXPRESS CO            COM              025816109     2182   41540 SH       SOLE               40740      0   800
AMERICAN INTL GROUP INC        COM              026874107       44     680 SH       SOLE                 680      0     0
AMERICAN SUPERCONDUCTOR        COM              030111108        7     675 SH       SOLE                   0      0   675
AMERIPRISE FINANCIAL           COM              03076C106      256    5690 SH       SOLE                5530      0   160
AMGEN INC                      COM              031162100     2724   37455 SH       SOLE               37455      0     0
ANADARKO PETE INC              COM              032511107       36     366 SH       SOLE                 366      0     0
APACHE CORP                    COM              037411105       47     720 SH       SOLE                 720      0     0
BJ SERVICES COMPANY            COM              055482103       57    1675 SH       SOLE                1675      0     0
BP AMOCO P L C                 SPONSORED ADR    055622104     1410   20466 SH       SOLE               20466      0     0
BANK OF AMERICA CORP           COM              060505104     2288   50251 SH       SOLE               50251      0     0
BARD C R INC NJ                COM              067383109       39     580 SH       SOLE                 580      0     0
BECKMAN COULTER INC            COM              075811109       31     570 SH       SOLE                 570      0     0
BELLSOUTH CORPORATION          COM              079860102       44    1284 SH       SOLE                1284      0     0
BHP BILLITON LIMITED           COM              088606108       20     508 SH       SOLE                 508      0     0
BIOTECH HOLDERS TRUST          COM              09067D201       19     100 SH       SOLE                 100      0     0
BOSTON SCIENTIFIC CORP         COM              101137107       68    2971 SH       SOLE                2971      0     0
BUCKEYE PARTNERS               COM              118230101       10     249 SH       SOLE                 249      0     0
CIGNA CORP                     COM              125509109       36     282 SH       SOLE                 282      0     0
CHEVRON CORP                   COM              166764100     1236   21336 SH       SOLE               21336      0     0
CHICAGO BRIDGE & IRON N.V.     COM              167250109     2654  110600 SH       SOLE              110600      0     0
CIENA CORP                     COM              171779101     5786 1110558 SH       SOLE             1100558      0 10000
CISCO SYS INC                  COM              17275R102       71    3310 SH       SOLE                3310      0     0
CITIGROUP INC                  COM              172967101     2656   56262 SH       SOLE               55312      0   950
CLOROX CO DEL                  COM              189054109       36     605 SH       SOLE                 605      0     0
CLOUGH GLOBAL ALLOCATION FD    COM              18913Y103       35    1500 SH       SOLE                1500      0     0
COACH INC                      COM              189754104       57    1655 SH       SOLE                1655      0     0
COCA COLA CO                   COM              191216100       25     609 SH       SOLE                 609      0     0
COMPUTER SCIENCE CORPORATION   COM              205363104     2924   52650 SH       SOLE               52650      0     0
CONOCOPHILLIPS                 COM              20825C104     2691   42620 SH       SOLE               42620      0     0
D R HORTON INC                 COM              23331A109     1877   56531 SH       SOLE               56531      0     0
DARDEN RESTAURANTS INC         COM              237194105      116    2850 SH       SOLE                2850      0     0
DEBT STRATEGIES FUND INC NEW   COM              24276Q109      621   94000 SH       SOLE               94000      0     0
DELL INC COM                   COM              24702R101     1025   34475 SH       SOLE               34475      0     0
DENTAL SUPPLY INTERNATAIONAL   COM              249030107       32     560 SH       SOLE                 560      0     0
DOMINION RES INC VA NEW        COM              25746U109       32     475 SH       SOLE                 475      0     0
DREYFUS STRATEGIC MUNS INC     COM              261932107      150   17000          SOLE               17000      0     0
E M C CORP MASS                COM              268648102       70    5185 SH       SOLE                5185      0     0
E*TRADE FINANCIAL CORP         COM              269246104       70    2615 SH       SOLE                2615      0     0
EATON CORP                     COM              278058102       48     670 SH       SOLE                 670      0     0
EATON VANCE LTD DURATION FD    COM              27828H105     2521  146000 SH       SOLE              146000      0     0
EBAY INC                       COM              278642103     3385   86800 SH       SOLE               86800      0     0
ELECTRONIC ARTS INC            COM              285512109       39     715 SH       SOLE                 715      0     0
EQUITABLE RESOURCES INC        COM              294549100      365   10000 SH       SOLE               10000      0     0
EXELON CORP                    COM              30161N101     2082   39370 SH       SOLE               39370      0     0
EXXON MOBIL CORP               COM              30231G102     5986   98371 SH       SOLE               97135      0  1236
FIRST DATA CORP                COM              319963104       93    1994 SH       SOLE                1994      0     0
FISERV INC WISCONSIN           COM              337738108     2030   47730 SH       SOLE               47730      0     0
FOCUS ENHANCEMENTS INC         COM              344159108       12   18895 SH       SOLE               18895      0     0
FORTUNE BRANDS INC             COM              349631101       68     851 SH       SOLE                 851      0     0
GALLAHER GROUP INC             COM              363595109       24     416 SH       SOLE                 416      0     0
GENERAL ELEC CO                COM              369604103     4359  125369 SH       SOLE              123929      0  1440
GENERAL MLS INC                COM              370334104      236    4668 SH       SOLE                4668      0     0
GILEAD SCIENCES INC            COM              375558103       69    1115 SH       SOLE                1115      0     0
THE HERSHEY COMPANY            COM              427866108       37     715 SH       SOLE                 715      0     0
HEWLETT PACKARD CO             COM              428236103       32    1000 SH       SOLE                1000      0     0
HOME DEPOT INC                 COM              437076102     2122   50183 SH       SOLE               48883      0  1300
HONDA MOTOR CO LTD - ADR       COM              438128308       30    1000 SH       SOLE                1000      0     0
IMMUNOGEN INC                  COM              45253H101     1651  380471 SH       SOLE              380471      0     0
INTEL CORP                     COM              458140100     1593   81938 SH       SOLE               81938      0     0
INTERNATIONAL BUSINESS         COM              459200101     2552   30945 SH       SOLE               30535      0   410
MACHSCOM
JPMORGAN CHASE & CO            COM              46625H100     1030   24754 SH       SOLE               24754      0     0
JOHNSON & JOHNSON              COM              478160104     2176   36746 SH       SOLE               36046      0   700
JOHNSON CONTROLS INC           COM              478366107       47     620 SH       SOLE                 620      0     0
KEYCORP NEW COM                COM              493267108      122    3332 SH       SOLE                3332      0     0
KINDER MORGAN INC              COM              49455P101       65     715 SH       SOLE                 715      0     0
KINDER MORGAN MGMT             COM              49455U100      169    3858 SH       SOLE                3858      0     0
KINDERMORGAN ENERGY LP         COM              494550106      178    3700 SH       SOLE                3700      0     0
L3 COMMUNICATIONS HLDG         COM              502424104       66     780 SH       SOLE                 780      0     0
LEGG MASON INC                 COM              524901105       67     535 SH       SOLE                 535      0     0
LEHMAN BROS HLDGS INC          COM              524908100      144    1000 SH       SOLE                1000      0     0
LONE STAR TECHNOLOGIES         COM              542312103       40     725 SH       SOLE                 725      0     0
LOWES COMPANIES                COM              548661107      122    1900 SH       SOLE                1900      0     0
MEMC ELECTRONIC MATERIAL       COM              552715104        3     100 SH       SOLE                 100      0     0
MARSH & MCLENNAN COS INC       COM              571748102     2046   69706 SH       SOLE               68706      0  1000
MCCORMICK & CO                 COM              579780206       32     950 SH       SOLE                 950      0     0
MCGRAW HILL COMPANIES INC      COM              580645109       48     850 SH       SOLE                 850      0     0
MEDCO HEALTH SOLUTIONS         COM              58405U102      139    2439 SH       SOLE                2439      0     0
MEDTRONIC INC                  COM              585055106     2220   43761 SH       SOLE               43761      0     0
MERCK & CO INC                 COM              589331107     1049   29801 SH       SOLE               29801      0     0
MICROSOFT CORP                 COM              594918104     1273   46807 SH       SOLE               45207      0  1600
MOTOROLA INC                   COM              620076109       37    1645 SH       SOLE                1645      0     0
MUNIVEST FD INC                COM              626295109      189   20200          SOLE               20200      0     0
MYLAN LABORATORIES INC         COM              628530107     3349  143220 SH       SOLE              143220      0     0
NIKE INC CL B                  COM              654106103       33     390 SH       SOLE                 390      0     0
NOKIA CORP ADR-S SHS SPONSORED COM              654902204       24    1200 SH       SOLE                1200      0     0
NORDSTROM INC                  COM              655664100       64    1655 SH       SOLE                1655      0     0
OCCIDENTAL PETROLEUM CORP      COM              674599105       57     620 SH       SOLE                 620      0     0
ORACLE CORP                    COM              68389X105       42    3140 SH       SOLE                3140      0     0
PPG INDS INC                   COM              693506107      126    2000 SH       SOLE                2000      0     0
PACTIV CORPORATION             COM              695257105        2     100 SH       SOLE                 100      0     0
PEPSICO INC                    COM              713448108      251    4350 SH       SOLE                4350      0     0
PFIZER INC                     COM              717081103      983   39499 SH       SOLE               38329      0  1170
PROCTER & GAMBLE CO            COM              742718109      174    3035 SH       SOLE                3035      0     0
QUESTAR CORP                   COM              748356102       38     555 SH       SOLE                 555      0     0
REGENCY CENTERS CORPORATION    COM              758849103       60     900 SH       SOLE                 900      0     0
REUTERS GROUP PLC              SPONSORED ADR    76132M102       42    1039 SH       SOLE                1039      0     0
ROCKWELL INTL CORP NEW         COM              773903109       52     730 SH       SOLE                 730      0     0
ROCKWELL COLLINS INC           COM              774341101       37     665 SH       SOLE                 665      0     0
SLM CORP                       COM              78442P106       55    1065 SH       SOLE                1065      0     0
SPX CORPORATION                COM              784635104     2817   52740 SH       SOLE               52740      0     0
ST PAUL TRAVELERS              COM              792860108        7     175 SH       SOLE                 175      0     0
SCHLUMBERGER LTD               COM              806857108      204    1612 SH       SOLE                1612      0     0
SHERWIN WILLIAMS CO            COM              824348106       37     755 SH       SOLE                 755      0     0
SIMON PROPERTY GROUP INC       COM              828806109       33     400 SH       SOLE                 400      0     0
SNAP-ON INC                    COM              833034101      400   10500 SH       SOLE               10500      0     0
SOUTHERN CO                    COM              842587107       39    1200 SH       SOLE                1200      0     0
STAPLES INC                    COM              855030102      272   10671 SH       SOLE               10671      0     0
STARBUCKS CORP                 COM              855244109       37    1000 SH       SOLE                1000      0     0
STATE ST CORP                  COM              857477103       60    1000 SH       SOLE                1000      0     0
STRYKER CORP                   COM              863667101       88    2000 SH       SOLE                2000      0     0
SYSCO CORP                     COM              871829107      775   24200 SH       SOLE               24200      0     0
TARGET CORP                    COM              87612E106        1      30 SH       SOLE                  30      0     0
TEVA PHARMACEUTICAL IND        COM              881624209       51    1245 SH       SOLE                1245      0     0
TEXAS INSTRS INC               COM              882508104       45    1400 SH       SOLE                1400      0     0
3M CO                          COM              88579Y101      397    5251 SH       SOLE                5251      0     0
TIME WARNER INC NEW            COM              887317105        8     500 SH       SOLE                 500      0     0
TOYOTA MOTOR CORP              COM              892331307       43     400 SH       SOLE                 400      0     0
TYCO INTL LTD NEW              COM              902124106     1386   51600 SH       SOLE               51600      0     0
US BANCORP DEL                 COM              902973304       35    1170 SH       SOLE                1170      0     0
UNION PACIFIC                  COM              907818108       88     952 SH       SOLE                 952      0     0
UNITED TECHNOLOGIES CORP       COM              913017109     1098   18950 SH       SOLE               18950      0     0
UNITEDHEALTH GROUP INC COM     COM              91324P102     2836   50785 SH       SOLE               50785      0     0
VAN KAMPEN SR INCOME TRUST     COM              920961109     4659  571000 SH       SOLE              571000      0     0
VARIAN MEDICAL SYSTEMS         COM              92220P105       56    1000 SH       SOLE                1000      0     0
VERIZON COMMUNICATIONS         COM              92343V104       34    1022 SH       SOLE                1022      0     0
VODAFONE GRP PLC               SPN ADR          92857W100       13     665 SH       SOLE                 665      0     0
WACHOVIA CORP                  COM              929903102       81    1450 SH       SOLE                1450      0     0
WAL MART STORES INC            COM              931142103      311    6600 SH       SOLE                6600      0     0
WALGREEN CO                    COM              931422109     1748   40550 SH       SOLE               40550      0     0
WELLS FARGO & CO NEW COM       COM              949746101      117    1845 SH       SOLE                1845      0     0
WEYERHAEUSER CO                COM              962166104     2650   36600 SH       SOLE               36000      0   600
WYETH                          COM              983024100      229    4733 SH       SOLE                4733      0     0